Label	Element	Value
Other reserves [member] | Reserve of cash flow hedges [member]
Equity	ifrs-full_Equity	kr 1,802,000,000
Equity	ifrs-full_Equity	(1,677,000,000)
Equity	ifrs-full_Equity	(329,000,000)
Equity	ifrs-full_Equity	2,027,000,000
Other comprehensive income	ifrs-full_OtherComprehensiveIncome	1,348,000,000
Other comprehensive income	ifrs-full_OtherComprehensiveIncome	1,713,000,000
Other comprehensive income	ifrs-full_OtherComprehensiveIncome	(3,704,000,000)
Amount removed from reserve of cash flow hedges and included in initial cost or other carrying amount of non-financial asset (liability) or firm commitment for which fair value hedge accounting is applied	ifrs-full_AmountRemovedFromReserveOfCashFlowHedgesAndIncludedInInitialCostOrOtherCarryingAmountOfNonfinancialAssetLiabilityOrFirmCommitmentForWhichFairValueHedgeAccountingIsApplied	418,000,000
Other reserves [member] | Reserve of exchange differences on translation [member]
Equity	ifrs-full_Equity	(1,065,000,000)
Equity	ifrs-full_Equity	(839,000,000)
Equity	ifrs-full_Equity	(1,556,000,000)
Equity	ifrs-full_Equity	(2,528,000,000)
Other comprehensive income	ifrs-full_OtherComprehensiveIncome	(1,689,000,000)
Other comprehensive income	ifrs-full_OtherComprehensiveIncome	226,000,000
Other comprehensive income	ifrs-full_OtherComprehensiveIncome	491,000,000
Other reserves [member] | Miscellaneous other reserves [member]
Equity	ifrs-full_Equity	474,000,000
Equity	ifrs-full_Equity	(32,000,000)
Equity	ifrs-full_Equity	(185,000,000)
Equity	ifrs-full_Equity	696,000,000
Other comprehensive income	ifrs-full_OtherComprehensiveIncome	(222,000,000)
Other comprehensive income	ifrs-full_OtherComprehensiveIncome	728,000,000
Other comprehensive income	ifrs-full_OtherComprehensiveIncome	(567,000,000)
Amount removed from reserve of cash flow hedges and included in initial cost or other carrying amount of non-financial asset (liability) or firm commitment for which fair value hedge accounting is applied	ifrs-full_AmountRemovedFromReserveOfCashFlowHedgesAndIncludedInInitialCostOrOtherCarryingAmountOfNonfinancialAssetLiabilityOrFirmCommitmentForWhichFairValueHedgeAccountingIsApplied	kr (92,000,000)